BUSINESS COMBINATION - Narrative (Details)	Jun. 30, 2023 USD ($)
LMA and Abacus
Business Acquisition [Line Items]
Consideration	$ 531,750,000
LMA and Abacus | Customer Relationships - Agents
Business Acquisition [Line Items]
Useful Life	5 years
LMA and Abacus | Customer Relationships - Financial Relationships
Business Acquisition [Line Items]
Useful Life	8 years
LMA
Business Acquisition [Line Items]
Consideration	$ 366,388,668
Enterprise value	366,400,000
LMA | Minimum | Discounted cash flow method
Business Acquisition [Line Items]
Enterprise value	380,000,000
LMA | Minimum | Market approach
Business Acquisition [Line Items]
Enterprise value	400,000,000
LMA | Maximum | Discounted cash flow method
Business Acquisition [Line Items]
Enterprise value	460,000,000
LMA | Maximum | Market approach
Business Acquisition [Line Items]
Enterprise value	$ 440,000,000
LMA | Discount rate
Business Acquisition [Line Items]
Measurement input	0.145
Abacus Settlements
Business Acquisition [Line Items]
Consideration	$ 165,361,332
Enterprise value	165,400,000
Abacus Settlements | Minimum | Discounted cash flow method
Business Acquisition [Line Items]
Enterprise value	180,000,000
Abacus Settlements | Minimum | Market approach
Business Acquisition [Line Items]
Enterprise value	180,000,000
Abacus Settlements | Maximum | Discounted cash flow method
Business Acquisition [Line Items]
Enterprise value	195,000,000
Abacus Settlements | Maximum | Market approach
Business Acquisition [Line Items]
Enterprise value	$ 190,000,000
Abacus Settlements | Discount rate
Business Acquisition [Line Items]
Measurement input	0.165